Borrowings - Details of Borrowings with Original Maturity over One Year (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	¥ 16,433	¥ 29,678
Less: loans due within one year classified as current liabilities	(2,796)	(14,002)
Borrowings	13,637	15,676	[1]
Fixed interest rate at 3.92% per annum as at December 31, 2019 with maturities through 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	800	0
Fixed interest rate at 4.41% per annum as at December 31, 2019 with maturities through 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	80	0
RMB [member] | Floating interest rates 90%, 100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2019, with maturities through 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	1,633	10,213
RMB [member] | Fixed interest rate at 1.20% per annum as at December 31, 2019, with maturities through 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	19	19
RMB [member] | Corporate bond - fixed bond rate at 2.97%-3.92% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	11,301	14,655
RMB [member] | Medium-term notes- fixed interest rate at 2.97%-3.38% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	2,600	4,699
USD [member] | Fixed interest rate at 3.32% per annum as at December 31, 2019, with maturities through 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	¥ 0	¥ 92

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).